Organization and Principal Activities - Assets and Liabilities of VIEs and its Subsidiaries and Group's taken as Whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 972,438	$ 139,682	¥ 940,298	¥ 279,952
Restricted cash	30,567	4,391	29,550
Short-term deposits	60,000	8,618
Short-term investments	316,201	45,419	168,993
Accounts and notes receivable from third parties (net of allowance of nil and RMB2,006 as of December 31, 2018 and 2019, respectively)	316,189	45,418	111,718
Other receivables from related parties (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	23,944	3,439	112,320
Inventories	418,015	60,044	231,975
Prepaid expenses and other current assets	62,314	8,951	46,890
Total current assets	2,907,615	417,653	1,902,728
Property, plant and equipment, net	67,293	9,666	11,301
Intangible assets, net	4,357	626	169
Prepaid expenses and other non-current assets	11,170	1,604	3,636
Right-of-use assets, net	19,762	2,839
Total non-current assets	114,858	16,498	20,340
Total assets	3,022,473	434,151	1,923,068
Accounts and notes payable current	1,043,159	149,840	548,481
Advances from customers	103,150	14,817	86,312
Amounts due to related parties	25,106	3,606	5,763
Short-term borrowings	95,868	13,771
Income tax payables	33,522	4,815	10,199
Lease liabilities, current	6,993	1,004
Total current liabilities	1,632,840	234,542	851,685
Accrued expenses and other liabilities non current	1,795	258	518
Lease liabilities, non current	13,391	1,923
Total non-current liabilities	15,186	2,181	518
Total liabilities	1,648,026	$ 236,723	852,203
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	802,580		401,424
Restricted cash	30,567		29,550
Short-term deposits	60,000
Short-term investments	141,189		168,993
Accounts and notes receivable from third parties (net of allowance of nil and RMB2,006 as of December 31, 2018 and 2019, respectively)	316,189		111,718
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	707,947		260,984
Other receivables from related parties (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	23,944		112,320
Inventories	418,015		231,975
Prepaid expenses and other current assets	61,031		46,499
Total current assets	2,561,462		1,363,463
Property, plant and equipment, net	67,293		11,301
Deferred tax assets	12,276		5,234
Intangible assets, net	4,357		169
Prepaid expenses and other non-current assets	11,170		3,636
Right-of-use assets, net	19,593
Total non-current assets	114,689		20,340
Total assets	2,676,151		1,383,803
Accounts and notes payable current	1,043,159		548,481
Advances from customers	103,150		86,312
Amounts due to related parties	25,106		5,763
Accrued expenses and other liabilities	308,228		179,712
Short-term borrowings	95,868
Income tax payables	33,522		10,199
Lease liabilities, current	6,802
Total current liabilities	1,615,835		830,467
Accrued expenses and other liabilities non current	1,795		518
Lease liabilities, non current	13,391
Total non-current liabilities	15,186		518
Total liabilities	¥ 1,631,021		¥ 830,985